SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Accrued consulting fee	$ 328,855	$ 115,000
Other payables	46,146	50,577
Total	$ 375,001	$ 165,577